Directors' and Other Senior Management's Remuneration	12 Months Ended
Dec. 31, 2021
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Directors' and Senior Management's Remuneration
11	DIRECTORS’ AND OTHER SENIOR MANAGEMENT’S REMUNERATION
Directors’ remuneration during 2021 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2021 Total ’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	918	214	1,132
DONG Xin 2	—	929	214	1,143
WANG Yuhang 3	—	850	206	1,056
LI Ronghua 4	—	600	205	805

	—	3,297	839	4,136

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	470	—	—	470
YANG Qiang	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2020 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2020 Total ’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	830	157	987
DONG Xin 2	—	829	148	977
WANG Yuhang 3	—	757	149	906
LI Ronghua 4	—	123	38	161

	—	2,539	492	3,031

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	470	—	—	470
YANG Qiang	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2019 is as follows:

	Directors’ fees ’000	Salaries, allowances and bonuses ’000	Contributions relating to social insurance, housing fund and retirement scheme ’000	2019 Total ’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	461	169	630
SHANG Bing 5	—	1,354	89	1,443
LI Yue 6	—	1,585	187	1,772
WANG Yuhang 3	—	415	163	578
DONG Xin 2	—	1,469	195	1,664

	—	5,284	803	6,087

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	470	—	—	470
YANG Qiang	—	—	—	—

	1,385	—	—	1,385

1	Mr. YANG Jie was appointed as an executive director and the chairman of the Company with effect from March 21, 2019.

2	Mr. Dong Xin was appointed as the chief executive officer of the Company with effect from August 13, 2020 and had ceased to serve as the chief financial officer of the Company.

3	Mr. WANG Yuhang was appointed as an executive director of the Company with effect from October 24, 2019.

4	Mr. LI Ronghua was appointed as an executive director and the chief financial officer of the Company with effect from October 15, 2020.

5	Mr. SHANG Bing resigned from his position as an executive director and the chairman of the Company with effect from March 4, 2019.

6	Mr. LI Yue resigned from his position as an executive director and chief executive officer of the Company with effect from October 11, 2019.

In 2021, 2020 and 2019, executive directors and independent
non-executive
director Dr. YANG Qiang of the Company voluntarily waived their directors’ fees.
Directors’ remuneration paid during 2021 included directors’ performance related bonuses related to their term of service for previous years determined and paid during the year. The unpaid portion of executive directors’ performance related bonuses for 2021 will be paid in 2022 based on their performance, and the additional bonuses related to their term of service will be paid based on their performance upon the completion of three-year evaluation period.
The Company’s other senior management’s remuneration includes basic remuneration for the year, performance related bonuses for prior year, and additional bonuses related to their three-year term of service (if any). For the year ended December 31, 2021, the Company’s other senior management’s remuneration was within the range between RMB1,000,000 to RMB1,050,000 (2020: RMB400,000 to RMB900,000
;
2019: RMB1,500,000 to RMB2,000,000).